ICON FLEXIBLE BOND FUND

Portfolio of Investments

September 30, 2021

Security Description	Shares	Value
Common Stock (2.10%)

Financial (2.10%)
Annaly Capital Management Inc	361,066	$3,040,176

Total Common Stock (Cost $3,193,475)		3,040,176

Security Description	Shares	Value
Corporate Debt (64.08%)

Basic Materials (0.21%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	306,000	306,765

Communications (4.15%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	2,280,000	2,519,400
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,474,509
Total Communications		5,993,909

Consumer, Cyclical (13.03%)
Air Canada 2015-1 Class B Pass Through Trust, 3.875%, 3/15/2023 (144A)	820,928	830,080
Cooper-Standard Automotive Inc, 13.000%, 6/1/2024 (144A)	1,000,000	1,100,000
Foot Locker Inc, 8.500%, 1/15/2022	2,750,000	2,801,563
G-III Apparel Group Ltd, 7.875%, 8/15/2025 (144A)	1,850,000	2,004,938
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	1,025,000
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	4,443,386	5,199,145
UAL 2007-1 Pass Through Trust, 6.636%, 7/2/2022	1,388,865	1,428,267

United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 4/11/2022	2,279,937	2,304,878
US Airways 2011-1 Class A Pass Through Trust, 7.125%, 10/22/2023	2,013,397	2,142,706
Total Consumer, Cyclical		18,836,577

Consumer, Non-Cyclical (7.39%)
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,430,462
Cooke Omega Investments Inc / Alpha VesselCo Holdings Inc, 8.500%, 12/15/2022 (144A)	4,000,000	4,070,000
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,594,573
Spectrum Brands Inc, 5.750%, 7/15/2025	1,500,000	1,537,500
Vector Group Ltd, 10.500%, 11/1/2026 (144A)	1,000,000	1,052,500
Total Consumer, Non-Cyclical		10,685,035

Energy (6.75%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	4,518,853
Calumet Specialty Products Partners LP / Calumet Finance Corp, 7.625%, 1/15/2022(#)	1,065,065	1,059,740
Hess Corp, 7.300%, 8/15/2031	1,500,000	2,026,983
Marathon Petroleum Corp, 3.625%, 9/15/2024	2,000,000	2,145,809
Total Energy		9,751,385

Financial (20.32%)
BAC Capital Trust XIV, 3M US LIBOR + (floor 4.000%) + 0.400%(#),(a),(b)	1,850,000	1,850,005
Credit Acceptance Corp, 6.625%, 3/15/2026	2,000,000	2,090,000
Doric Nimrod Air Finance Alpha Ltd 2012-1 Class A Pass Through Trust, 5.125%, 11/30/2022 (144A)	852,393	849,979
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	1,135,829
Fifth Third Bancorp, 3M US LIBOR + 3.129%(#),(a),(b)	6,718,000	6,714,597
GLP Capital LP / GLP Financing II Inc, 5.250%, 6/1/2025	2,000,000	2,230,160
Icahn Enterprises LP / Icahn Enterprises Finance Corp, 6.750%, 2/1/2024	500,000	506,250
JPMorgan Chase & Co, 3M US LIBOR + 3.470%(a),(b)	2,417,000	2,430,227
Principal Financial Group Inc, 3M US LIBOR + 3.049%, 5/15/2055(b)	7,110,000	7,126,532
USB Capital IX, 3M US LIBOR (floor 3.500%) + 1.020%(a),(b)	4,500,000	4,439,549
Total Financial		29,373,128

Industrial (2.62%)
Fluor Corp, 3.500%, 12/15/2024	688,000	721,960
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,500,000	1,547,040
Mauser Packaging Solutions Holding Co, 5.500%, 4/15/2024 (144A)	1,500,000	1,513,125
Total Industrial		3,782,125

Technology (4.91%)
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	4,612,000	5,718,309

Dell International LLC / EMC Corp, 7.125%, 6/15/2024 (144A)	1,352,000	1,382,603
Total Technology		7,100,912

Utilities (4.71%)
PacifiCorp, 8.069%, 9/9/2022	3,685,000	3,918,331
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,507,450
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,387,058
Total Utilities		6,812,839

Total Corporate Debt (Cost $91,246,048)		92,642,675

Asset Backed Securities (2.00%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,884,284
Total Asset Backed Securities (Cost $2,902,152)

Preferred Stock (15.26%)
Argo Group US Inc, 6.500%	163,797	4,275,102
Bank of America Corp, 7.250%	3,443	4,966,252
Monmouth Real Estate Investment Corp, 6.125%	485,433	12,242,620
The PNC Financial Services Group Inc, 6.125%	10,957	284,663
Public Storage, 5.150%	5,045	129,404
US Bancorp, 3.750%	6,483	159,547
Total Preferred Stock (Cost $21,885,057)		22,057,588

Funds (15.64%)	Par Value	Value
Mutual Funds (9.65%)
Apollo Tactical Income Fund Inc	15,351	242,853
Eaton Vance Floating-Rate Income Plus Fund Escrow(c)	220,898	181,136
Highland Income Fund	259,948	2,799,640
Invesco Dynamic Credit Opportunities Fund	604,407	7,071,562
RiverNorth Specialty Finance Corp	124,136	2,383,411
Vertical Capital Income Fund	138,476	1,452,613
Total Mutual Funds		14,131,215

Money Market Funds (5.99%)
First American Government Obligations Fund	8,655,989	8,655,989

Total Funds (Cost $22,761,199)		22,606,068

Total Investments (Cost $141,987,932)(d) (99.20%)		$143,411,927
Other Net Assets (0.80%)		1,153,676
Net Assets (100.00%)		$144,565,603

3M US LIBOR - 3 Month LIBOR as of September 30, 2021 was 0.130%

#	Loaned security; a portion of the security is on loan at September 30, 2021

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of Septmber 30, 2021, these securities had a total aggregate market value of $22,596,651, which represented approximately 15.63% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.13% of net assets. The total value of the fair value security is $181,136.

(d)	Aggregate cost for federal income tax purpose is $142,012,800.

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	1,924,961
Unrealized depreciation	(525,834)
Net unrealized appreciation	1,399,127